Segment and Geographic Information - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reportable Segments [Line Items]
Revenue by Segment					$ 30,517	$ 29,394
Depreciation, amortization, and accretion			$ 175	$ 1,328	3,657	3,677
Interest expense	$ (1,572)	$ (1,737)	(4,854)	(2,859)	(18,562)	(10,256)
Solis bond waiver fee					11,232
Income taxes					(15)
Fair value movement of FPA Asset					2,502	554
Fair value movement of convertible debt and warrant			603
Loss on issuance of debt			948
Gain on extinguishment of debt			179
Net Loss	(5,070)	(14,593)	(18,486)	(21,500)	(69,464)	(18,449)
Operating Loss by Segment	(2,271)	(346)	(7,918)	(2,436)	(5,568)	(8,198)
Assets by Segment	92,276		92,276		185,286
Liabilities by Segment	174,964		174,964		248,540
Assets by Segment	115,411		115,411		197,078
Europe [Member]
Schedule of Reportable Segments [Line Items]
EBITDA by Segment	1,186	6,657	4,442	15,796	6,874	6,537
Depreciation, amortization, and accretion	(506)	(1,734)	(1,701)	(4,942)	(6,563)	(6,617)
Interest expense	(4,550)	(7,015)	(12,536)	(17,863)	23,453	14,876
Solis bond waiver fee		(11,221)		(11,221)
Income taxes		(161)		(161)
Net Loss	(3,870)	(13,474)	(9,795)	(18,391)
United States [Member]
Schedule of Reportable Segments [Line Items]
EBITDA by Segment	(1,780)	(831)	(6,658)	(2,634)	(4,560)	(3,370)
Depreciation, amortization, and accretion	(49)	(29)	(148)	(84)	(57)	(42)
Interest expense	(450)	(259)	(1,531)	(391)	1,889	59
Income taxes
Fair value movement of FPA Asset			(483)
Fair value movement of convertible debt and warrant	1,079		898
Loss on issuance of debt			(948)
Gain on extinguishment of debt			179
Net Loss	(1,200)	(1,119)	(8,691)	(3,109)
Discontinued Operations [Member]
Schedule of Reportable Segments [Line Items]
Net Loss	(5,072)	(14,593)	(18,486)	(21,500)
Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
EBITDA by Segment	1,186	6,657	4,442	15,796
Revenue by Segment [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	3,742	9,920	9,891	26,126
Revenue by Segment [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment		1,228		2,924
Revenue by Segment [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	93	33	280	83
Revenue by Segment [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	3,649	8,659	9,611	23,119
Operating Loss by Segment [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(5,070)	(14,593)	(18,486)	(21,500)
Operating Loss by Segment [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(3,870)	(13,474)	(9,795)	(18,391)
Operating Loss by Segment [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Operating Loss by Segment	(1,200)	(1,119)	(8,691)	(3,109)
Assets by Segment [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment					162,328	173,080
Assets by Segment [Member] | Europe [Member] | Fixed Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment					125,600	141,862
Assets by Segment [Member] | Europe [Member] | Other Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment					36,728	31,218
Assets by Segment	11,170		11,170		26,190
Assets by Segment [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment					22,958	5,235
Assets by Segment [Member] | United States [Member] | Fixed Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment					5,119	599
Assets by Segment [Member] | United States [Member] | Other Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment					17,839	4,636
Assets by Segment [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	53,744		53,744		151,790
Assets by Segment [Member] | Discontinued Operations [Member] | Europe [Member] | Fixed Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	42,574		42,574		125,600
Assets by Segment [Member] | Continuing Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	11,377		11,377		10,538
Assets by Segment [Member] | Continuing Operations [Member] | Europe [Member] | Fixed Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	30		30
Assets by Segment [Member] | Continuing Operations [Member] | Europe [Member] | Other Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	11,347		11,347		10,538
Assets by Segment [Member] | Continuing Operations [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	27,155		27,155		22,958
Assets by Segment [Member] | Continuing Operations [Member] | United States [Member] | Fixed Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	6,474		6,474		5,119
Assets by Segment [Member] | Continuing Operations [Member] | United States [Member] | Other Assets [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	20,681		20,681		17,839
Liabilities by Segment [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment					219,672	175,117
Liabilities by Segment [Member] | Europe [Member] | Debt [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment					180,294	155,896
Liabilities by Segment [Member] | Europe [Member] | Other Liabilities [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment					39,378	19,221
Liabilities by Segment [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment					28,868	5,780
Liabilities by Segment [Member] | United States [Member] | Debt [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment					17,247	2,793
Liabilities by Segment [Member] | United States [Member] | Other Liabilities [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment					11,621	$ 2,987
Liabilities by Segment [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	115,411		115,411		196,088
Liabilities by Segment [Member] | Discontinued Operations [Member] | Europe [Member] | Debt [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	90,266		90,266		165,955
Liabilities by Segment [Member] | Discontinued Operations [Member] | Europe [Member] | Other Liabilities [Member]
Schedule of Reportable Segments [Line Items]
Assets by Segment	25,145		25,145		30,133
Liabilities by Segment [Member] | Continuing Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment	24,845		24,845		23,584
Liabilities by Segment [Member] | Continuing Operations [Member] | Europe [Member] | Debt [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment	14,024		14,024		14,340
Liabilities by Segment [Member] | Continuing Operations [Member] | Europe [Member] | Other Liabilities [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment	10,821		10,821		9,244
Liabilities by Segment [Member] | Continuing Operations [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment	34,708		34,708		28,868
Liabilities by Segment [Member] | Continuing Operations [Member] | United States [Member] | Debt [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment	19,239		19,239		17,247
Liabilities by Segment [Member] | Continuing Operations [Member] | United States [Member] | Other Liabilities [Member]
Schedule of Reportable Segments [Line Items]
Liabilities by Segment	15,469		15,469		$ 11,621
EBITDA by Segment [Member]
Schedule of Reportable Segments [Line Items]
EBITDA by Segment	(594)	5,826	(2,216)	13,162
Country Renewable Programs [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment		1,788	29	4,312
Country Renewable Programs [Member] | Revenue by Product Type [Member] | United States [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	93	33	280	83
Country Renewable Programs [Member] | Revenue by Product Type [Member] | Continuing Operations [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	93	1,821	309	4,395
Green Certificates [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	2,157	3,195	5,752	8,122
Green Certificates [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	2,157	3,195	5,752	8,122
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	1,492	4,904	3,830	13,609
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Reportable Segments [Line Items]
Revenue by Segment	$ 1,492	$ 4,904	$ 3,830	$ 13,609